WARRANT LIABILITY (Details Narrative) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrant outstanding | shares			1,286,808
Warrants, expected life	2 years
Gain loss on revaluation of warrant liability | $	$ (998)	$ (4,384)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	0.93
Risk-free interest	0.0362
Warrants, exercise price			$ 3.90
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	1.10
Risk-free interest	0.0445
Warrants, exercise price			$ 7.475